Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Document Period End Date	Jun. 30, 2024
Class A – DHGAX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class A
Trading Symbol	DHGAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C – DHGCX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class C
Trading Symbol	DHGCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I – SDGIX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class I
Trading Symbol	SDGIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y – DSDYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class Y
Trading Symbol	DSDYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Global Fixed Income Fund | Class A – DHGAX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%*

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 2,615,000,000
Holdings Count	428
Portfolio Turnover	51.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Global Fixed Income Fund | Class C – DHGCX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%*

*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[2]
Net Assets	$ 2,615,000,000
Holdings Count	428
Portfolio Turnover	51.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Global Fixed Income Fund | Class I – SDGIX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%*

*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[3]
Net Assets	$ 2,615,000,000
Holdings Count	428
Portfolio Turnover	51.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Global Fixed Income Fund | Class Y – DSDYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.47%*

*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[4]
Net Assets	$ 2,615,000,000
Holdings Count	428
Portfolio Turnover	51.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized